33) Subordinated debt (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Subordinated debt		R$ 53,246,232	R$ 49,313,508	R$ 53,643,444
In Brazil [Member]
Statement Line Items [Line Items]
Subordinated debt	[1]	38,893,288	38,185,713
In Brazil [Member] | Maturity 2020 [Member] | Original term in years 7 [Member]
Statement Line Items [Line Items]
Nominal amount
Subordinated debt			3,288
In Brazil [Member] | Maturity 2020 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount
Subordinated debt			64,624
In Brazil [Member] | Maturity 2022 [Member] | Original term in years 7 [Member]
Statement Line Items [Line Items]
Nominal amount		4,305,011
Subordinated debt		6,662,957	6,426,671
In Brazil [Member] | Maturity 2022 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		54,143
Subordinated debt		128,910	118,117
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 7 [Member]
Statement Line Items [Line Items]
Nominal amount		1,347,452
Subordinated debt		2,011,986	1,958,936
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		1,699,346
Subordinated debt		2,798,899	2,671,282
In Brazil [Member] | Maturity 2023 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		688,064
Subordinated debt		1,318,725	1,225,020
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 7 [Member]
Statement Line Items [Line Items]
Nominal amount		67,450
Subordinated debt		93,765	87,316
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		136,695
Subordinated debt		196,932	186,376
In Brazil [Member] | Maturity 2024 [Member] | Original term in years 9 [Member]
Statement Line Items [Line Items]
Nominal amount		4,924
Subordinated debt		9,347	8,375
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 7 [Member]
Statement Line Items [Line Items]
Nominal amount		5,425,906
Subordinated debt		6,126,601	5,943,283
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		6,193,653
Subordinated debt		6,340,117	6,424,128
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 9 [Member]
Statement Line Items [Line Items]
Nominal amount		370,344
Subordinated debt		507,771	525,232
In Brazil [Member] | Maturity 2025 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		284,137
Subordinated debt		596,797	518,242
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		401,060
Subordinated debt		403,352
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 9 [Member]
Statement Line Items [Line Items]
Nominal amount		89,700
Subordinated debt		104,782	159,920
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		256,243
Subordinated debt		338,894	319,582
In Brazil [Member] | Maturity 2027 [Member] | Original term in years 11 [Member]
Statement Line Items [Line Items]
Nominal amount		47,046
Subordinated debt		65,771	62,776
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		1,236
Subordinated debt		2,565	2,364
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 9 [Member]
Statement Line Items [Line Items]
Nominal amount		7,000
Subordinated debt		15,460	14,999
In Brazil [Member] | Maturity 2021 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		19,200
Subordinated debt		56,608	49,621
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		694,800
Subordinated debt		783,605	952,807
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		196,196
Subordinated debt		329,699	523,687
In Brazil [Member] | Maturity 2026 [Member] | Original term in years 11 [Member]
Statement Line Items [Line Items]
Nominal amount		3,400
Subordinated debt		5,477	5,009
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 8 [Member]
Statement Line Items [Line Items]
Nominal amount		55,437
Subordinated debt		55,702
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		248,300
Subordinated debt		308,959	282,192
In Brazil [Member] | Maturity 2028 [Member] | Original term in years 11 [Member]
Statement Line Items [Line Items]
Nominal amount		74,764
Subordinated debt		100,369	91,899
In Brazil [Member] | Maturity 2030 [Member] | Original term in years 10 [Member]
Statement Line Items [Line Items]
Nominal amount		134,500
Subordinated debt		139,596
In Brazil [Member] | Perpetual [Member]
Statement Line Items [Line Items]
Nominal amount		9,290,255
Subordinated debt		9,389,642	9,559,967
Overseas [Member]
Statement Line Items [Line Items]
Subordinated debt		14,352,944	11,127,795
Overseas [Member] | Maturity 2022 [Member] | Original term in years 11 [Member]
Statement Line Items [Line Items]
Nominal amount		5,716,370
Subordinated debt		5,813,578	4,508,175
Overseas [Member] | Maturity 2021 [Member] | Original term in years 11 [Member]
Statement Line Items [Line Items]
Nominal amount		8,314,720
Subordinated debt		R$ 8,539,366	R$ 6,619,620

[1]	It includes the amount of R$26,741,610 thousand (in December 2019 - R$34,003,704 thousand), referring to subordinated debts recognized in "Eligible Debt Capital Instruments" for regulatory capital purpose.